Schedule I Financial Statements of Cleco Corporation, Condensed Balance Sheet Parentheticals (Details) - Predecessor [Member] - USD ($) $ / shares in Units, $ in Millions	Apr. 12, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Common stock, par value (in dollars per share)		$ 1
Common stock, authorized (in shares)		100,000,000
Common stock, issued (in shares)		61,058,918
Common stock, outstanding (in shares)		60,482,468
Treasury stock (in shares)		576,450
Premium on common stock	$ 414.6	$ 418.5	$ 415.5	$ 422.6
Common Stock, Value, Issued	61.1	61.1	61.1	61.0
Treasury Stock, Value	$ 20.5	$ 23.2	$ 25.3	$ 20.6
Cleco Holdings [Member]
Condensed Financial Statements, Captions [Line Items]
Common stock, par value (in dollars per share)		$ 1
Common stock, authorized (in shares)		100,000,000
Common stock, issued (in shares)		61,058,918
Common stock, outstanding (in shares)		60,482,468
Treasury stock (in shares)		576,450
Premium on common stock		$ 0.0
Common Stock, Value, Issued		0.0
Treasury Stock, Value		$ 0.0